Borrowings - Schedule of Maturities Requirements for Borrowings (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Debt Instrument [Line Items]
Debt	$ 1,588,492
Less Than 1 Year	0
1 - 3 Years	0
3 - 5 Years	1,155,550
More Than 5 Years	432,942
2023 Debt Securitization
Debt Instrument [Line Items]
Debt	432,942
Less Than 1 Year	0
1 - 3 Years	0
3 - 5 Years	0
More Than 5 Years	432,942
SMBC Credit Facility
Debt Instrument [Line Items]
Debt	223,854
Less Than 1 Year	0
1 - 3 Years	0
3 - 5 Years	223,854
More Than 5 Years	0
2027 Notes
Debt Instrument [Line Items]
Debt	436,712
Less Than 1 Year	0
1 - 3 Years	0
3 - 5 Years	436,712
More Than 5 Years	0
2029 Notes
Debt Instrument [Line Items]
Debt	494,984
Less Than 1 Year	0
1 - 3 Years	0
3 - 5 Years	494,984
More Than 5 Years	$ 0